Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Employee benefits
Details of employee benefits for the years ended December 31, 2022, 2021 and 2020 are as follows:

	Year ended December 31,
(In thousand Euros)	2022	2021	2020
Wages and salaries	43,106	20,438	4,266
Share-based payments	32,625	2,455	2,785
Social Security	13,083	6,773	2,755

Total	88,814	29,666	9,806

Summary of Personnel Expenses Recognized for Share-based Payment Transactions
Details of the personnel expense recognized for share-based payment transactions are as follows:

	Year ended December 31,
(In thousand Euros)	2022	2021	2020
Management stock option plan	14,377	2,382	1,192
Employee stock option plan	—	73	1,593
Founder Stock options plan	8,195	—	—
RSU Employees	6,862	—	—
Performance based earn out in shares and RSU’s management Ares	531	—	—
Performance based earn out in shares and RSU’s management COIL	1,769	—	—
RSU Management	3,103	—	—
Capitalization of share-based payment transactions in intangible assets	(2,212)	—	—

Total	32,625	2,455	2,785

Summary of Movements in Stock Options Until The Transaction Date
The following table illustrates the movements in stock options at December 31, excluding earn out payments in shares for the business combinations in 2022 (see Note 6):

Number of warrants	ESOP	MSOP	Founders	RSU Employees	RSU Management	RSU Coil & Ares	Total
At December 31, 2021	1,584,192	7,253,823	—	—	—	—	8,838,015

Granted	—	33,000	1,033,609	2,198,289	2,000,000	496,019	5,760,917
Exercised	(298,573)	(927,410)	—	(12,800)	—	—	(1,238,783)
Cancelled	—	(121,097)	—	(157,724)	—	—	(278,821)

At December 31, 2022	1,285,619	6,238,316	1,033,609	2,027,765	2,000,000	496,019	13,081,328

Number of warrants	ESOP	MSOP
At December 31, 2020	1,999,660	3,052,471

Granted	—	4,201,352
Exercised	—	—
Cancelled	(415,468)	—

At December 31, 2021	1,584,192	7,253,823

Number of warrants	ESOP	MSOP
At December 31, 2019	—	1,301,832

Granted	1,999,660	1,750,639
Exercised	—	—
Cancelled	—	—

At December 31, 2020	1,999,660	3,052,471

Summary of Weighted Average Exercise Price For Both Share-based Payment Plans
The weighted average fair value and exercise price for each plan is calculated as follows, excluding earn out payments in shares for the business combinations in 2022 (see Note 6):

	Units			Exercise price			Average fair value			Remaining
	2022	2021	2020	2022	2021	2020	2022	2021	2020	contractual life
Management stock option plan	6,238,316	7,253,823	1,999,660	0.0021	0.0021	0.0021	3.10	0.57	0.88	2023-2024
Employee stock option plan	1,285,619	1,584,192	3,052,471	—	—	—	0.85	0.85	1.01	All options are vested
Founder Stock options plan	1,033,609	—	—	1.93	—	—	7.93	—	—	All options are vested
RSU Employees	2,027,765	—	—	—	—	—	9.32	—	—	1/3 per year 2023-2025
RSU Coil & Ares	496,019	—	—	—	—	—	9.43	—	—	2023-2024
RSU Management	2,000,000	—	—	—	—	—	2.81	—	—	2023-2029

	13,081,328	8,838,015	5,052,131

Summary Of Number Of Exercisable Options
The number of exercisable options at December, 31:

Number of exercisable options	2022	2021	2020
ESOP	1,285,619	1,584,192	—
MSOP	4,873,644	3,463,263	—
Founders	258,402	—	—
RSU	—	—	—

Total	6,417,665	5,047,455	—